Investments in Affiliate Companies and Available-For-Sale Securities (Details Narrative) $ in Thousands	2 Months Ended	3 Months Ended					4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Feb. 18, 2015 USD ($)	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2017 USD ($)	Apr. 21, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Aug. 25, 2021	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021	Jan. 04, 2021
Schedule of Investments [Line Items]
Investments in affiliate companies		$ 97,351						$ 97,351			$ 56,988
Equity in net earnings of affiliated companies		12,854		$ 9,445				40,594	$ 3,308
Investment in available-for-sale-securities		364						364			222
Available-for-sale Equity Securities, Gross Unrealized Gain		$ 101		5				$ 142	36
Junior Loan II [Member]
Schedule of Investments [Line Items]
Repayments of Debt							$ 5,000
Navios Partners [Member]
Schedule of Investments [Line Items]
Number of units held | shares		2,562,893						2,562,893
Ownership percentage of Navios Holdings		9.70%						9.70%					12.60%
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		$ 39,587						$ 39,587			77,904
Investments in affiliate companies		80,632						80,632			39,133
Equity in net earnings of affiliated companies		9,125		(1,227)				38,322	(2,354)
Dividends received		128		621				232	1,242
Market value of investment		$ 75,759						$ 75,759
Navios Acquisition [Member]
Schedule of Investments [Line Items]
Ownership percentage of Navios Holdings		28.00%						28.00%
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		$ 75,408						$ 75,408			68,793
Investments in affiliate companies		16,719						16,719			$ 15,033
Equity in net earnings of affiliated companies		3,739		10,650				1,686	12,207
Dividends received		0		$ 1,460				243	$ 2,919
Market value of investment		16,590						$ 16,590
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions								28.00%
Navios Acquisition [Member] | Share Repurchase Program [Member]
Schedule of Investments [Line Items]
Stock Issued During Period, Shares, New Issues | shares								1,776,016			753,251
Navios Europe II [Member]
Schedule of Investments [Line Items]
Ownership percentage of Navios Holdings				47.50%					47.50%
Difference between carrying amount of investment and underlying equity in net assets of equity method investee	$ 9,419
Investments in affiliate companies	6,650
Equity in net earnings of affiliated companies		$ 0		$ 0
Unrealized Gain (Loss) on Investments					$ 6,650
Navios Europe II [Member] | Junior Loan II [Member]
Schedule of Investments [Line Items]
Repayments of Debt							$ 5,000
Navios Europe II [Member] | Navios Revolving Loans 2 [Member]
Schedule of Investments [Line Items]
Loans and Leases Receivable, Related Parties	14,000
Revolving Credit Facility Maximum Borrowing Capacity	$ 43,500
Line of Credit Facility, Increase (Decrease), Net						$ 14,000
Navios Containers [Member]
Schedule of Investments [Line Items]
Ownership percentage of Navios Holdings		0.00%	3.90%					0.00%
Equity in net earnings of affiliated companies		$ 0		$ 77				$ 596	$ 105
Market value of investment		$ 2,812						$ 2,812
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions											3.90%
Merger Agreement with Navios Partners II [Member]
Schedule of Investments [Line Items]
Shares conversion rate										0.1275
Merger Agreement with Navios Partners II [Member] | Navios Partners [Member]
Schedule of Investments [Line Items]
Ownership percentage of Navios Holdings												10.30%
Navios Holdings [Member] | Navios Partners [Member]
Schedule of Investments [Line Items]
General partner interest of Navios Holdings								2.00%
Navios Partners [Member] | Merger Agreement With Navios Partners [Member]
Schedule of Investments [Line Items]
Number of units converted | shares								1,263,276
Number of units held | shares		492,678						492,678
Shares conversion rate			0.39
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued | shares			8,133,452
Navios Partners [Member] | Continuous Offering Program Sales Agreement [Member] | General Partner [Member]
Schedule of Investments [Line Items]
Partners' Capital Account, Units, Sale of Units | shares								135,482			7,298
Navios Partners [Member] | Common Stock [Member] | Continuous Offering Program Sales Agreement [Member]
Schedule of Investments [Line Items]
Partners' Capital Account, Units, Sale of Units | shares								6,638,503			357,508